UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21199 and 811-21298

Name of Fund: BBIF Treasury Fund and Master Treasury LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BBIF Treasury Fund and Master

Treasury LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 626-1960

Date of fiscal year end: 03/31/2016

Date of reporting period: 03/31/2016

Item 1 – Report to Stockholders

MARCH 31, 2016

ANNUAL REPORT

BBIF Government Securities Fund

BBIF Treasury Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

2	ANNUAL REPORT	MARCH 31, 2016

The Markets in Review

Dear Shareholder,

Diverging monetary policies and shifting economic outlooks across regions have been the overarching themes driving financial markets over the past couple of years. Investors spent most of 2015 anticipating the end of the Federal Reserve’s (the “Fed”) near-zero interest rate policy as U.S. growth outpaced other developed markets. The Fed ultimately hiked rates in December, whereas the European Central Bank and the Bank of Japan took additional steps to stimulate growth, even introducing negative interest rates. The U.S. dollar had strengthened considerably ahead of these developments, causing profit challenges for U.S. companies that generate revenues overseas, and pressuring emerging market currencies and commodities prices.

Global market volatility increased in the latter part of 2015 and spilled over into early 2016. Oil prices were a key factor behind the instability after collapsing in mid-2015 due to excess global supply. China, one of the world’s largest consumers of oil, was another notable source of stress for financial markets. Signs of slowing economic growth, a depreciating yuan and declining confidence in the country’s policymakers stoked investors’ worries about the potential impact of China’s weakness on the global economy.

Fears of a global recession started to fade toward the end of the first quarter of 2016 and volatility abated. Central bank stimulus in Europe and Japan, combined with a more tempered outlook for rate hikes in the United States, helped bolster financial markets. A softening in U.S. dollar strength offered some relief to U.S. exporters and emerging market economies. Oil prices found firmer footing as global supply showed signs of leveling off.

The selloff in risk assets at the turn of the year has resulted in more reasonable valuations and some appealing entry points for investors today. However, investors continue to face the headwinds of uncertainty around China’s growth trajectory and currency management, the potential consequences of negative interest rates and geopolitical risks.

For the 12 months ended March 31, 2016, higher-quality assets such as municipal bonds, U.S. Treasuries and investment grade corporate bonds generated positive returns, while riskier assets such as non-U.S. and small cap equities broadly declined.

At BlackRock, we believe investors need to think globally, extend their scope across a broad array of asset classes and be prepared to adjust accordingly as market conditions change over time. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of March 31, 2016
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	8.49%	1.78%
U.S. small cap equities (Russell 2000® Index)	2.02	(9.76)
International equities (MSCI Europe, Australasia, Far East Index)	1.56	(8.27)
Emerging market equities (MSCI Emerging Markets Index)	6.41	(12.03)
3-month Treasury bills (BofA Merrill Lynch 3-Month U.S. Treasury Bill Index)	0.10	0.12
U.S. Treasury securities (BofA Merrill Lynch 10-Year U.S. Treasury Index)	3.27	3.05
U.S. investment grade bonds (Barclays U.S. Aggregate Bond Index)	2.44	1.96
Tax-exempt municipal bonds (S&P Municipal Bond Index)	3.23	3.95
U.S. high yield bonds (Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	1.23	(3.66)
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Money Market Overview

For the 12-Month Period Ended March 31, 2016

The Federal Open Market Committee (the “Committee”) left rates unchanged at the March 16, 2016 meeting, which was not surprising in our opinion given low expectations for a rate increase on the heels of market turmoil earlier in the year. Indeed, the Committee continued to highlight concern about risks associated with global financial and economic developments, and downshifted its expectations for the pace of normalization. The Committee’s present forecast envisions two rate hikes of 25 basis points (0.25%) each during the balance of 2016, down from a projected four increases as of its December 16, 2015 meeting. A stronger-than-expected February employment report combined with recent upward pressure on the Core Personal Consumption Expenditures Index — the Committee’s preferred measure of inflation — suggest that it may not be overly optimistic to anticipate that conditions will ultimately line up behind at least one rate hike, possibly as soon as June. While not our base case, a number of Committee members even intimated that an increase in rates as soon as April was not out of the question. In our view, the fact that inflation has been running behind the Committee’s target for nearly four years reinforces a gradual approach to policy normalization.

While the Committee’s recent statement was generally perceived as “dovish,” anxiety about the prospect of negative interest rates seems to have diminished somewhat. At the post-meeting press conference, Chairwoman Yellen stated that the Committee is “not actively considering negative rates,” supporting our belief that the odds of such a development are relatively narrow.

The slope of the short-dated London Interbank Offered Rate (“LIBOR”) curve steepened in March in response to continued uncertainty about the path of interest rates and the possible shift of additional assets from prime to government money market funds later in the year. We would anticipate a continuation of this trend in the months ahead.

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

4	ANNUAL REPORT	MARCH 31, 2016

Fund Information as of March 31, 2016

BBIF Government Securities Fund

BBIF Government Securities Fund’s (the “Fund”) investment objective is to seek preservation of capital, current income and liquidity.

On July 28, 2015, the Board of Trustees of the Fund (the “Board”) approved an investment policy in order for the Fund to meet the definition of a “government money market fund” under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”). The Board chose not to subject the Fund to discretionary or default liquidity fees or temporary suspensions of redemptions due to declines in the Fund’s weekly liquid assets. These changes became effective on October 1, 2015.

On February 18, 2016, the Board approved a proposal to close the Fund to new investors and thereafter to liquidate the Fund. Accordingly, effective on July 11, 2016, the Fund will no longer accept purchase orders from new investors. On or about July 15, 2016 (“Liquidation Date”), all of the assets of the Fund will be liquidated completely, the shares outstanding on the Liquidation Date will be redeemed at the net asset value (“NAV”) per share and the Fund will then be terminated.

	7-Day SEC Yields	7-Day Yields
Class 1	0.00%	0.00%
Class 2	0.00%	0.00%
Class 3	0.00%	0.00%
Class 4	0.00%	0.00%

BBIF Treasury Fund

BBIF Treasury Fund’s (the “Fund”) investment objective is to seek preservation of capital, liquidity and current income.

On July 28, 2015, the Board of Trustees of the Fund (the “Board”) approved an investment policy in order for the Fund to meet the definition of a “government money market fund” under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”). The Board chose not to subject the Fund to discretionary or default liquidity fees or temporary suspensions of redemptions due to declines in the Fund’s weekly liquid assets. These changes became effective on October 1, 2015.

	7-Day SEC Yields	7-Day Yields
Class 1	0.00%	0.00%
Class 2	0.00%	0.00%
Class 3	0.00%	0.00%
Class 4	0.00%	0.00%

The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.

Past performance is not indicative of future results.

ANNUAL REPORT	MARCH 31, 2016	5

Disclosure of Expenses

Shareholders of these Funds may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense examples shown below (which are based on a hypothetical investment of $1,000 invested on October 1, 2015 and held through March 31, 2016) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Examples

	Actual			Hypothetical[2]
	Beginning Account Value October 1, 2015	Ending Account Value March 31, 2016	Expenses Paid During the Period[1]	Beginning Account Value October 1, 2015	Ending Account Value March 31, 2016	Expenses Paid During the Period[1]	Annualized Expense Ratio
BBIF Government Securities Fund
Class 1	$1,000.00	$1,000.10	$1.10	$1,000.00	$1,023.90	$1.11	0.22%
Class 2	$1,000.00	$1,000.10	$1.15	$1,000.00	$1,023.85	$1.16	0.23%
Class 3	$1,000.00	$1,000.10	$1.15	$1,000.00	$1,023.85	$1.16	0.23%
Class 4	$1,000.00	$1,000.10	$1.15	$1,000.00	$1,023.85	$1.16	0.23%
BBIF Treasury Fund
Class 1	$1,000.00	$1,000.10	$1.05	$1,000.00	$1,023.95	$1.06	0.21%
Class 2	$1,000.00	$1,000.10	$0.95	$1,000.00	$1,024.05	$0.96	0.19%
Class 3	$1,000.00	$1,000.10	$0.90	$1,000.00	$1,024.10	$0.91	0.18%
Class 4	$1,000.00	$1,000.10	$1.00	$1,000.00	$1,024.00	$1.01	0.20%

[1]

For each class of the Funds, expenses are equal to the annualized net expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown). Because the Funds invest all of their assets in their respective Master LLCs, the expense examples reflect the net expenses of both the Funds and the Master LLCs in which they invest.

[2]	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 366.

6	ANNUAL REPORT	MARCH 31, 2016

Statements of Assets and Liabilities

March 31, 2016	BBIF Government Securities Fund	BBIF Treasury Fund

Assets
Investments at value — Master Government Securities LLC and Master Treasury LLC (each a “Master LLC” or collectively, the “Master LLCs”), respectively[1]	$215,535,651	$969,700,571
Capital shares sold receivable	393,453	1,258,484
Prepaid expenses	42,389	127,528

Total assets	215,971,493	971,086,583

Liabilities
Payables:
Contributions to the Master LLC	393,453	1,258,484
Administration fees	1,520	117,549
Officer’s fees	227	832
Service and distribution fees	—	153
Other accrued expenses	31,706	31,560

Total liabilities	426,906	1,408,578

Net Assets	$215,544,587	$969,678,005

Net Assets Consist of
Paid-in capital[2,3]	$215,530,345	$969,654,082
Undistributed net investment income	104	—
Accumulated net realized gain allocated from the applicable Master LLC	14,138	23,923

Net Assets	$215,544,587	$969,678,005

Net Asset Value
Class 1:
Net assets	$5,928,530	$36,870,253

Shares outstanding	5,928,142	36,869,382

Net asset value	$1.00	$1.00

Class 2:
Net assets	$14,994,446	$44,985,408

Shares outstanding	14,993,464	44,984,256

Net asset value	$1.00	$1.00

Class 3:
Net assets	$62,765,425	$168,990,407

Shares outstanding	62,761,295	168,986,143

Net asset value	$1.00	$1.00

Class 4:
Net assets	$131,856,186	$718,831,937

Shares outstanding	131,847,446	718,814,302

Net asset value	$1.00	$1.00

[1] Investments at cost — from the applicable Master LLC	$215,535,651	$969,700,571
[2] Shares authorized	unlimited	unlimited
[3] Par value per share	$0.10	$0.10

See Notes to Financial Statements.

ANNUAL REPORT	MARCH 31, 2016	7

Statements of Operations

Year Ended March 31, 2016	BBIF Government Securities Fund	BBIF Treasury Fund

Investment Income
Net investment income allocated from the applicable Master LLC:
Interest	$301,969	$1,129,945
Expenses	(589,616)	(1,623,367)
Fees waived	391,256	1,021,252

Total income	103,609	527,830

Fund Expenses
Administration	503,935	2,180,299
Service and distribution — class specific	826,412	3,523,401
Transfer agent — class specific	5,694	18,778
Registration	90,360	279,483
Professional	26,304	34,322
Printing	12,376	17,311
Officer	161	555
Miscellaneous	14,937	15,821

Total expenses	1,480,179	6,069,970
Less:
Fees waived by the Administrator	(503,907)	(1,928,977)
Service and distribution fees waived — class specific	(826,412)	(3,523,401)
Transfer agent fees reimbursed — class specific	(5,694)	(18,778)
Other expenses waived and/or reimbursed by the Administrator — class specific	(40,705)	(71,377)

Total expenses after fees waived and/or reimbursed	103,461	527,437

Net investment income	148	393

Realized Gain Allocated from the applicable Master LLC
Net realized gain from investments	23,566	57,249

Net Increase in Net Assets Resulting from Operations	$23,714	$57,642

See Notes to Financial Statements.

8	ANNUAL REPORT	MARCH 31, 2016

Statements of Changes in Net Assets

	BBIF Government Securities Fund		BBIF Treasury Fund
	Year Ended March 31,		Year Ended March 31,
Increase (Decrease) in Net Assets:	2016	2015	2016	2015

Operations
Net investment income	$148	$162	$393	$381
Net realized gain	23,566	7,006	57,249	28,048

Net increase in net assets resulting from operations	23,714	7,168	57,642	28,429

Distributions to Shareholders[1]
From net investment income:
Class 1	(5)	(5)	(11)	(8)
Class 2	(9)	(11)	(20)	(23)
Class 3	(40)	(34)	(87)	(99)
Class 4	(94)	(112)	(275)	(251)
From net realized gain:
Class 1	(449)	(156)	(640)	(480)
Class 2	(1,031)	(386)	(2,567)	(1,541)
Class 3	(5,060)	(1,171)	(11,614)	(7,451)
Class 4	(5,591)	(3,900)	(32,982)	(19,611)

Decrease in net assets resulting from distributions to shareholders	(12,279)	(5,775)	(48,196)	(29,464)

Capital Transactions
Net increase (decrease) in net assets derived from capital transactions	(8,342,732)	(36,189,277)	188,582,135	54,902,982

Net Assets
Total increase (decrease) in net assets	(8,331,297)	(36,187,884)	188,591,581	54,901,947
Beginning of year	223,875,884	260,063,768	781,086,424	726,184,477

End of year	$215,544,587	$223,875,884	$969,678,005	$781,086,424

Undistributed net investment income, end of year	$104	$104	$—	—

[1]	Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

ANNUAL REPORT	MARCH 31, 2016	9

Financial Highlights	BBIF Government Securities Fund

	Class 1					Class 2
	Year Ended March 31,					Year Ended March 31,
	2016	2015	2014	2013	2012	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]
Net realized gain	0.0001	0.0000 [1]	0.0001	0.0000 [1]	0.0000 [1]	0.0001	0.0000 [1]	0.0001	0.0000 [1]	0.0000 [1]

Net increase from investment operations	0.0001	0.0000	0.0001	0.0000	0.0000	0.0001	0.0000	0.0001	0.0000	0.0000

Distributions:[2]
From net investment income	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]
From net realized gain	(0.0001)	(0.0000)[3]	(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0001)	(0.0000)[3]	(0.0001)	(0.0000)[3]	(0.0000)[3]

Total distributions	(0.0001)	(0.0000)	(0.0001)	(0.0000)	(0.0000)	(0.0001)	(0.0000)	(0.0001)	(0.0000)	(0.0000)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.01%	0.00%	0.01%	0.00%	0.00%	0.01%	0.00%	0.01%	0.00%	0.00%

Ratios to Average Net Assets[5]
Total expenses[6]	1.42%	1.36%	1.37%	1.40%	1.41%	1.10%	1.02%	1.03%	1.06%	1.05%

Total expenses after fees waived and/or reimbursed[6]	0.16%	0.06%	0.07%	0.14%	0.07%	0.16%	0.06%	0.07%	0.14%	0.07%

Net investment income[6]	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

Supplemental Data
Net assets, end of year (000)	$5,929	$6,060	$6,923	$12,860	$8,850	$14,994	$14,507	$16,554	$16,611	$42,220

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Includes the Fund’s share of the Master LLC’s allocated expenses and/or net investment income.

[6]

Includes the Fund’s share of the Master LLC’s allocated fees waived of 0.19%, 0.24%, 0.23%, 0.20% and 0.24%, for the years ended March 31, 2016, March 31, 2015, March 31, 2014, March 31, 2013 and March 31, 2012, respectively.

See Notes to Financial Statements.

10	ANNUAL REPORT	MARCH 31, 2016

Financial Highlights (concluded)	BBIF Government Securities Fund

	Class 3					Class 4
	Year Ended March 31,					Year Ended March 31,
	2016	2015	2014	2013	2012	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]
Net realized gain	0.0001	0.0000 [1]	0.0001	0.0000 [1]	0.0000 [1]	0.0001	0.0000 [1]	0.0001	0.0000 [1]	0.0000 [1]

Net increase from investment operations	0.0001	0.0000	0.0001	0.0000	0.0000	0.0001	0.0000	0.0001	0.0000	0.0000

Distributions:[2]
From net investment income	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]
From net realized gain	(0.0001)	(0.0000)[3]	(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0001)	(0.0000)[3]	(0.0001)	(0.0000)[3]	(0.0000)[3]

Total distributions	(0.0001)	(0.0000)	(0.0001)	(0.0000)	(0.0000)	(0.0001)	(0.0000)	(0.0001)	(0.0000)	(0.0000)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.01%	0.00%	0.01%	0.00%	0.00%	0.01%	0.00%	0.01%	0.00%	0.00%

Ratios to Average Net Assets[5]
Total expenses[6]	0.80%	0.72%	0.73%	0.75%	0.74%	0.79%	0.72%	0.71%	0.74%	0.74%

Total expenses after fees waived and/or reimbursed[6]	0.16%	0.06%	0.07%	0.14%	0.07%	0.14%	0.06%	0.07%	0.14%	0.07%

Net investment income[6]	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

Supplemental Data
Net assets, end of year (000)	$62,765	$54,686	$59,542	$58,380	$104,375	$131,856	$148,624	$177,046	$103,434	$254,817

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Includes the Fund’s share of the Master LLC’s allocated expenses and/or net investment income.

[6]

Includes the Fund’s share of the Master LLC’s allocated fees waived of 0.19%, 0.24%, 0.23%, 0.20% and 0.24%, for the years ended March 31, 2016, March 31, 2015, March 31, 2014, March 31, 2013 and March 31, 2012, respectively.

See Notes to Financial Statements.

ANNUAL REPORT	MARCH 31, 2016	11

Financial Highlights	BBIF Treasury Fund

	Class 1					Class 2
	Year Ended March 31,					Year Ended March 31,
	2016	2015	2014	2013	2012	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]
Net realized gain	0.0001	0.0000 [1]	0.0001	0.0000 [1]	0.0000 [1]	0.0001	0.0000 [1]	0.0001	0.0000 [1]	0.0000 [1]

Net increase from investment operations	0.0001	0.0000	0.0001	0.0000	0.0000	0.0001	0.0000	0.0001	0.0000	0.0000

Distributions:[2]
From net investment income	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]
From net realized gain	(0.0001)	(0.0000)[3]	(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0001)	(0.0000)[3]	(0.0001)	(0.0000)[3]	(0.0000)[3]

Total distributions	(0.0001)	(0.0000)	(0.0001)	(0.0000)	(0.0000)	(0.0001)	(0.0000)	(0.0001)	(0.0000)	(0.0000)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.01%	0.00%	0.01%	0.00%	0.00%	0.01%	0.00%	0.01%	0.00%	0.00%

Ratios to Average Net Assets[5]
Total expenses[6]	1.36%	1.31%	1.32%	1.38%	1.34%	1.03%	0.98%	0.99%	1.03%	1.00%

Total expenses after fees waived and/or reimbursed[6]	0.16%	0.04%	0.06%	0.10%	0.05%	0.12%	0.04%	0.06%	0.10%	0.05%

Net investment income[6]	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

Supplemental Data
Net assets, end of year (000)	$36,870	$18,108	$24,806	$48,714	$16,837	$44,985	$60,658	$47,660	$54,826	$108,916

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Includes the Fund’s share of the Master LLC’s allocated expenses and/or net investment income.

[6]

Includes the Fund’s share of the Master LLC’s allocated fees waived of 0.12%, 0.17%, 0.14%, 0.11% and 0.15%, for the years ended March 31, 2016, March 31, 2015, March 31, 2014, March 31, 2013 and March 31, 2012, respectively.

See Notes to Financial Statements.

12	ANNUAL REPORT	MARCH 31, 2016

Financial Highlights (concluded)	BBIF Treasury Fund

	Class 3					Class 4
	Year Ended March 31,					Year Ended March 31,
	2016	2015	2014	2013	2012	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]
Net realized gain	0.0001	0.0000 [1]	0.0001	0.0000 [1]	0.0000 [1]	0.0001	0.0000 [1]	0.0001	0.0000 [1]	0.0000 [1]

Net increase from investment operations	0.0001	0.0000	0.0001	0.0000	0.0000	0.0001	0.0000	0.0001	0.0000	0.0000

Distributions:[2]
From net investment income	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]
From net realized gain	(0.0001)	(0.0000)[3]	(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0001)	(0.0000)[3]	(0.0001)	(0.0000)[3]	(0.0000)[3]

Total distributions	(0.0001)	(0.0000)	(0.0001)	(0.0000)	(0.0000)	(0.0001)	(0.0000)	(0.0001)	(0.0000)	(0.0000)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.01%	0.00%	0.01%	0.00%	0.00%	0.01%	0.00%	0.01%	0.00%	0.00%

Ratios to Average Net Assets[5]
Total expenses[6]	0.74%	0.67%	0.68%	0.73%	0.69%	0.73%	0.67%	0.68%	0.72%	0.69%

Total expenses after fees waived and/or reimbursed[6]	0.11%	0.04%	0.06%	0.10%	0.05%	0.13%	0.04%	0.06%	0.10%	0.04%

Net investment income[6]	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

Supplemental Data
Net assets, end of year (000)	$168,990	$225,280	$277,444	$243,886	$387,165	$718,832	$477,040	$376,274	$559,807	$747,313

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Includes the Fund’s share of the Master LLC’s allocated expenses and/or net investment income.

[6]

Includes the Fund’s share of the Master LLC’s allocated fees waived of 0.12%, 0.17%, 0.14%, 0.11% and 0.15%, for the years ended March 31, 2016, March 31, 2015, March 31, 2014, March 31, 2013 and March 31, 2012, respectively.

See Notes to Financial Statements.

ANNUAL REPORT	MARCH 31, 2016	13

Notes to Financial Statements	BBIF Government Securities Fund and BBIF Treasury Fund

1. Organization:

BBIF Government Securities Fund and BBIF Treasury Fund are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies. Each Fund is organized as a Massachusetts business trust. The following are referred to herein collectively as the “Funds” or individually, a “Fund”:

Fund Name	Herein Referred To As	Diversification Classification
BBIF Government Securities Fund	BBIF Government Securities	Diversified
BBIF Treasury Fund	BBIF Treasury	Diversified

The Funds seek to achieve their investment objectives by investing all of their assets in Master Government Securities LLC and Master Treasury LLC, respectively, (collectively the “Master LLCs” or individually a “Master LLC”), each an affiliate of the Funds, which has the same investment objectives and strategies as the corresponding Fund. The value of each Fund’s investment in the respective Master LLC reflects each Fund’s proportionate interest in the net assets of the respective Master LLC. The performance of each Fund is directly affected by the performance of the respective Master LLC. At March 31, 2016, the percentage of each Master LLC owned by the corresponding Fund was 54.8% for BBIF Government Securities and 47.0% for BBIF Treasury. The financial statements of the Master LLCs, including the Schedules of Investments, are included elsewhere in this report and should be read in conjunction with the Funds’ financial statements.

The Funds offer multiple classes of shares, designated Class 1, Class 2, Class 3 and Class 4 Shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that each bears expenses related to the shareholder servicing, distribution, and incremental transfer agency costs resulting from the conversion of shares. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures. The Boards of Trustees of the Funds and Boards of Directors of the Master LLCs are referred to throughout this report as the “Board of Directors” or the “Board” and the members are referred to as “Directors.”

On July 28, 2015, the Board approved an investment policy in order for the Funds to meet the definition of a “government money market fund” under Rule 2a-7 under 1940 Act. The Board chose not to subject the Funds to discretionary or default liquidity fees or temporary suspensions of redemptions due to declines in the Funds’ weekly liquid assets. These changes became effective on October 1, 2015.

On February 18, 2016, the Board of BBIF Government Securities approved a proposal to close the Fund to new investors and thereafter to liquidate the Fund. Accordingly, effective on July 11, 2016, the Fund will no longer accept purchase orders from new investors. On or about July 15, 2016 (“Liquidation Date”), all of the assets of the Fund will be liquidated completely, the shares outstanding on the Liquidation Date will be redeemed at the NAV per share and the Fund will then be terminated.

The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Administrator”) or its affiliates, are included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2. Significant Accounting Policies:

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Investment Income: For financial reporting purposes, contributions to and withdrawals from the Master LLCs are accounted on a trade date basis. The Funds record their proportionate share of the respective Master LLC’s income, expenses and realized and unrealized gains and losses on a daily basis. In addition, the Funds accrue their own expenses. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Distributions: Distributions from net investment income are declared and reinvested daily. Distributions of capital gains are distributed at least annually and are recorded on the ex-dividend date. The character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

14	ANNUAL REPORT	MARCH 31, 2016

Notes to Financial Statements (continued)	BBIF Government Securities Fund and BBIF Treasury Fund

Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Other operating expenses shared by several funds, including other funds managed by the Administrator, are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on its relative net assets or other appropriate methods.

The Funds may earn interest on positive cash balances in demand deposit accounts that are maintained by the transfer agent on behalf of the Funds. This amount, if any, is shown as interest income in the Statements of Operations.

3. Investment Valuation and Fair Value Measurements:

Investment Valuation Policies: The Funds’ policy is to value their financial instruments at fair value. Each Fund records its investment in the respective Master LLC at fair value based on each Fund’s proportionate interest in the net assets of the respective Master LLC. Valuation of securities held by the respective Master LLC is discussed in Note 3 of each Master LLC’s Notes to Financial Statements, which are included elsewhere in this report.

4. Administration Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

Administration

Each Fund entered into an Administration Agreement with the Administrator, an indirect, wholly owned subsidiary of BlackRock, to provide administrative services (other than investment advice and related portfolio activities). For such services, the Funds pay the Administrator a monthly fee at an annual rate of 0.25% of the average daily value of the Funds’ net assets. The Funds do not pay an investment advisory fee or investment management fee.

Service and Distribution Fees

Each Fund entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Administrator. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:

	Class 1	Class 2	Class 3	Class 4
Service Fee	0.25%	0.25%	0.25%	0.25%
Distribution Fee	0.750%	0.425%	0.125%	0.125%

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to Class 1, Class 2, Class 3 and Class 4 shareholders.

For the year ended March 31, 2016, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:

	Class 1	Class 2	Class 3	Class 4	Total
BBIF Government Securities	$62,159	$84,493	$205,210	$474,550	$826,412
BBIF Treasury	$255,522	$288,605	$720,726	$2,258,548	$3,523,401

Transfer Agent

For the year ended March 31, 2016, the following table shows the class specific transfer agent fees borne directly by each class of each Fund:

	Class 1	Class 2	Class 3	Class 4	Total
BBIF Government Securities	$2,216	$984	$1,200	$1,294	$5,694
BBIF Treasury	$4,576	$2,740	$4,191	$7,271	$18,778

ANNUAL REPORT	MARCH 31, 2016	15

Notes to Financial Statements (continued)	BBIF Government Securities Fund and BBIF Treasury Fund

Waivers and Reimbursements

The Funds entered into a contractual arrangement with the Administrator and BRIL to waive and/or reimburse a portion of each Fund’s direct fees and expenses, which excludes fees and expenses allocated from the Master LLCs, to ensure that the net expenses for BBIF Government Securities’ Class 2 Shares are 0.32% higher than those of BIF Government Securities and the net expenses for BBIF Treasury’s Class 2 Shares are 0.35% higher than those of BIF Treasury, and the net expenses of the Class 3 and Class 4 Shares of the Funds are equal to those of BIF Government Securities and BIF Treasury, respectively. The fee/expense waiver or reimbursement includes service and distribution fees. The Administrator and BRIL have agreed not to reduce or discontinue this contractual waiver or reimbursement prior to August 1, 2016. This contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested Directors or by a vote of a majority of the outstanding voting securities of a Fund. These amounts are included in service and distribution fees waived — class specific in the Statements of Operations.

The Administrator and BRIL voluntarily agreed to waive a portion of their respective administration and service and distribution fees and/or reimburse operating expenses to enable the Funds to maintain minimum levels of daily net investment income. These amounts are reported in the Statements of Operations as fees waived by the Administrator, service and distribution fees waived — class specific, transfer agent fees reimbursed — class specific and other expenses waived and/or reimbursed by the Administrator — class specific. The Administrator and BRIL may discontinue the waiver and/or reimbursement at any time.

For the year ended March 31, 2016, the amounts included in service and distribution fees waived — class specific were as follows:

	Class 1	Class 2	Class 3	Class 4	Total
BBIF Government Securities	$62,159	$84,493	$205,210	$474,550	$826,412
BBIF Treasury	$255,522	$288,605	$720,726	$2,258,548	$3,523,401

For the year ended March 31, 2016, the amounts included in transfer agent fees reimbursed — class specific were as follows:

	Class 1	Class 2	Class 3	Class 4	Total
BBIF Government Securities	$2,216	$984	$1,200	$1,294	$5,694
BBIF Treasury	$4,576	$2,740	$4,191	$7,271	$18,778

For the year ended March 31, 2016, the amounts included in other expenses waived and/or reimbursed by the Administrator — class specific were as follows:

	Class 1	Class 2	Class 3	Class 4	Total
BBIF Government Securities	$1,198	$2,449	$10,150	$26,908	$40,705
BBIF Treasury	$1,315	$3,722	$17,387	$48,953	$71,377

Officers and Directors

Certain officers and/or directors of the Funds are officers and/or directors of BlackRock or its affiliates. The Funds reimburse the Administrator for a portion of the compensation paid to the Funds’ Chief Compliance Officer, which are included in Officer in the Statements of Operations.

5. Income Tax Information:

It is the Funds’ policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns remains open for each of the four years ended March 31, 2016. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds as of March 31, 2016, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

16	ANNUAL REPORT	MARCH 31, 2016

Notes to Financial Statements (continued)	BBIF Government Securities Fund and BBIF Treasury Fund

The tax character of distributions paid was as follows:

		BBIF Government Securities	BBIF Treasury
Ordinary income	3/31/2016	$11,626	$46,679
	3/31/2015	$5,775	$29,464
Long-term capital gains	3/31/2016	$653	$1,517
	3/31/2015	—	—

Total	3/31/2016	$12,279	$48,196

	3/31/2015	$5,775	$29,464

As of period end, the tax components of accumulated net earnings were as follows:

	BBIF Government Securities	BBIF Treasury
Undistributed ordinary income	$12,527	$18,871
Undistributed long-term capital gains	1,715	5,052

Total	$14,242	$23,923

As of March 31, 2016, there were no significant differences between book and tax components of net assets.

6. Principal Risks:

On July 23, 2014, the U.S. Securities and Exchange Commission adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The compliance periods for the amendments range between July 2015 and October 2016. The changes may affect a money market fund’s investment strategies, fees and expenses, portfolio and share liquidity and return potential.

7. Capital Share Transactions:

The number of shares sold, reinvested and redeemed corresponds to the net proceeds from the sale of shares, reinvestment of all distributions and cost of shares redeemed, respectively, since shares are sold and redeemed at $1.00 per share.

Transactions in capital shares for each class were as follows:

	BBIF Government Securities		BBIF Treasury
	Year Ended March 31,		Year Ended March 31,
	2016	2015	2016	2015
Class 1
Shares sold	101,987,803	75,842,776	492,453,172	261,380,339
Shares issued to shareholders in reinvestment of distributions	449	156	645	481
Shares redeemed	(102,119,572)	(76,706,167)	(473,692,578)	(268,078,567)

Net increase (decrease)	(131,320)	(863,235)	18,761,239	(6,697,747)

Class 2
Shares sold	85,214,631	100,997,301	391,172,870	369,871,431
Shares issued to shareholders in reinvestment of distributions	1,031	386	2,567	1,542
Shares redeemed	(84,728,789)	(103,044,678)	(406,848,104)	(356,875,060)

Net increase (decrease)	486,873	(2,046,991)	(15,672,667)	12,997,913

ANNUAL REPORT	MARCH 31, 2016	17

Notes to Financial Statements (concluded)	BBIF Government Securities Fund and BBIF Treasury Fund

	BBIF Government Securities		BBIF Treasury
	Year Ended March 31,		Year Ended March 31,
	2016	2015	2016	2015
Class 3
Shares sold	370,607,287	345,882,648	879,013,956	1,475,502,651
Shares issued to shareholders in reinvestment of distributions	5,072	1,181	11,644	7,488
Shares redeemed	(362,536,070)	(350,740,251)	(935,315,406)	(1,527,672,650)

Net increase (decrease)	8,076,289	(4,856,422)	(56,289,806)	(52,162,511)

Class 4
Shares sold	906,132,372	1,290,360,136	4,340,549,734	3,621,109,080
Shares issued to shareholders in reinvestment of distributions	5,627	3,951	33,166	19,770
Shares redeemed	(922,912,573)	(1,318,786,716)	(4,098,799,531)	(3,520,363,523)

Net increase (decrease)	(16,774,574)	(28,422,629)	241,783,369	100,765,327

Total Net Increase (Decrease)	(8,342,732)	(36,189,277)	188,582,135	54,902,982

8. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

18	ANNUAL REPORT	MARCH 31, 2016

Report of Independent Registered Public Accounting Firm	BBIF Government Securities Fund and BBIF Treasury Fund

To the Shareholders and Boards of Trustees of BBIF Government Securities Fund and BBIF Treasury Fund:

We have audited the accompanying statements of assets and liabilities of BBIF Government Securities Fund and BBIF Treasury Fund (the “Funds”) as of March 31, 2016, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of BBIF Government Securities Fund and BBIF Treasury Fund as of March 31, 2016, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

The accompanying financial statements have been prepared assuming that the Funds will continue as a going concern. As discussed in Note 1 to the financial statements, the Board of the BBIF Government Securities Fund approved a proposal to close BBIF Government Securities Fund to new investors and thereafter to liquidate BBIF Government Securities Fund. Management’s plans concerning this matter is also discussed in Note 1 to the financial statements. The financial statements do not include any adjustments that might result from the liquidation event.

Deloitte & Touche LLP

Boston, Massachusetts

May 24, 2016

Important Tax Information (Unaudited)

During the fiscal year ended March 31, 2016, the following information is provided with respect to the ordinary income distributions paid by the Funds:

	BBIF Government Securities Fund	BBIF Treasury Fund
Federal Obligation Interest[1]	0.89%	0.80%

Interest-Related Dividends and Qualified Short-Term Capital Gains for Non-U.S. Residents[2]	100.00%	100.00%

[1]

The law varies in each state as to whether and what percentage of dividend income attributable to federal obligations is exempt from state income tax. We recommend that you consult your tax advisor to determine if any portion of the dividends you received is exempt from state income taxes.

[2]	Represents the portion of the taxable ordinary income dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations.

Additionally, BBIF Government Securities Fund distributed long-term capital gains of $0.000004 per share to shareholders of record on December 2, 2015 and BBIF Treasury Fund distributed long-term capital gains of $0.000002 per share to shareholders of record on December 2, 2015.

ANNUAL REPORT	MARCH 31, 2016	19

Master LLC Portfolio Information as of March 31, 2016	Master Government Securities LLC and Master Treasury LLC

Portfolio Composition

Master Government Securities LLC	Percent of Net Assets
U.S. Treasury Obligations	62.4%
Repurchase Agreements	37.4
Other Assets Less Liabilities	0.2

Total	100%

Master Treasury LLC	Percent of Net Assets
U.S. Treasury Obligations	99.9%
Other Assets Less Liabilities	0.1

Total	100%

20	ANNUAL REPORT	MARCH 31, 2016

Schedule of Investments March 31, 2016	Master Government Securities LLC (Percentages shown are based on Net Assets)

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bills (a):
0.27%, 4/21/16	$10,000	$9,998,425
0.32%, 5/12/16	2,165	2,164,204
0.30%, 5/19/16	10	9,996
0.52% – 0.54%, 6/09/16	12,000	11,989,660
0.34%, 6/16/16	10,000	9,992,835
0.30%, 6/23/16	10,000	9,993,000
0.30%, 6/30/16	19,940	19,924,879
0.52% – 0.53%, 7/07/16	11,000	10,984,559
0.29%, 7/28/16	16,000	15,984,927
0.46% – 0.47%, 8/04/16	6,000	5,990,419
0.42%, 8/18/16	10,000	9,984,056
0.46% – 0.47%, 8/25/16	9,000	8,983,176
0.49%, 9/01/16	2,000	1,995,889
0.47%, 9/08/16	10,000	9,979,428
0.52%, 9/15/16	17,000	16,959,540
0.48%, 9/29/16	5,000	4,987,993
U.S. Treasury Notes:
0.25%, 5/15/16	8,205	8,204,737
0.38% – 3.25%, 5/31/16	21,025	21,053,643
3.25%, 6/30/16	10,000	10,070,987
3.25%, 7/31/16	13,370	13,497,567
0.35%, 10/31/16 (b)	10,506	10,504,767
0.88%, 12/31/16	645	646,471
0.37%, 4/30/17 (b)	5,823	5,823,065
0.38%, 7/31/17 (b)	11,000	10,991,999
0.47%, 10/31/17 (b)	4,889	4,884,154
0.57%, 1/31/18 (b)	10,090	10,089,931
Total U.S. Treasury Obligations (Cost — $245,690,307) — 62.4%		245,690,307

Repurchase Agreements
Bank of Montreal, 0.30%, 4/01/16 (Purchased on 3/31/16 to be repurchased at $16,000,133, collateralized by various U.S. Treasury Obligations, 0.13% to 3.75%, due 2/28/17 to 8/15/41, original par and fair values of $15,455,900 and $16,320,050, respectively)	16,000	16,000,000
Total Value of Bank of Montreal (collateral value of $16,320,050)		16,000,000
Bank of Nova Scotia, 0.30%, 4/01/16 (Purchased on 3/31/16 to be repurchased at $12,000,100, collateralized by various U.S. Treasury Obligations, 1.38% to 2.38%, due 10/31/20 to 1/15/27, original par and fair values of $12,098,800 and $12,240,154, respectively)	12,000	12,000,000
Total Value of Bank of Nova Scotia (collateral value of $12,240,154)		12,000,000
BNP Paribas Securities Corp., 0.30%, 4/01/16 (Purchased on 3/31/16 to be repurchased at $12,000,100, collateralized by various U.S. Treasury Obligations, 0.00% to 3.00%, due 4/28/16 to 11/15/44, original par and fair values of $12,972,060 and $12,240,075, respectively)	12,000	12,000,000
Total Value of BNP Paribas Securities Corp. (collateral value of $12,240,075)		12,000,000

Repurchase Agreements	Par (000)	Value
Credit Agricole Corp., 0.28%, 4/01/16 (Purchased on 3/31/16 to be repurchased at $13,000,101, collateralized by a U.S. Treasury Obligation, 1.50%, due 3/31/23, original par and fair value of $13,349,700 and $13,260,003, respectively)	$13,000	$13,000,000
Total Value of Credit Agricole Corp. (collateral value of $13,260,003)		13,000,000
HSBC Securities (USA), Inc., 0.27%, 4/01/16 (Purchased on 3/31/16 to be repurchased at $12,000,090, collateralized by a U.S. Treasury Obligation, 1.50%, due 12/31/18, original par and fair value of $11,995,000 and $12,241,497, respectively)	12,000	12,000,000
Total Value of HSBC Securities (USA), Inc. (collateral value of $12,241,497)		12,000,000
J.P. Morgan Securities LLC, 0.31%, 4/01/16 (Purchased on 3/31/16 to be repurchased at $12,000,103, collateralized by a U.S. Treasury Obligation, 3.63%, due 8/15/43, original par and fair value of $10,105,000 and $12,244,344, respectively)	12,000	12,000,000
Total Value of J.P. Morgan Securities LLC (collateral value of $12,244,344)		12,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.28%, 4/01/16 (Purchased on 3/31/16 to be repurchased at $13,000,101, collateralized by a U.S. Treasury Obligation, 3.75%, due 11/15/43, original par and fair value of $10,620,900 and $13,260,077, respectively)	13,000	13,000,000
Total Value of Merrill Lynch, Pierce, Fenner & Smith, Inc. (collateral value of $13,260,077)		13,000,000
Morgan Stanley & Co. LLC, 0.27%, 4/01/16 (Purchased on 3/31/16 to be repurchased at $13,000,098, collateralized by various U.S. Treasury Obligations, 0.00% to 2.13%, due 4/21/16 to 11/15/30, original par and fair values of $12,731,300 and $13,260,001, respectively)	13,000	13,000,000
Total Value of Morgan Stanley & Co. LLC (collateral value of $13,260,001)		13,000,000
RBC Capital Markets LLC, 0.27%, 4/01/16 (Purchased on 3/31/16 to be repurchased at $14,000,105, collateralized by a U.S. Treasury Obligation, 1.75%, due 12/31/20, original par and fair value of $13,906,300 and $14,280,032, respectively)	14,000	14,000,000
Total Value of RBC Capital Markets LLC (collateral value of $14,280,032)		14,000,000
Societe Generale SA, 0.32%, 4/01/16 (Purchased on 3/31/16 to be repurchased at $13,080,116, collateralized by various U.S. Treasury Obligations, 1.75% to 3.00%, due 12/31/20 to 5/15/42, original par and fair values of $12,792,700 and $13,341,668, respectively)	13,080	13,080,000

See Notes to Financial Statements.

ANNUAL REPORT	MARCH 31, 2016	21

Schedule of Investments (concluded)	Master Government Securities LLC (Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
Societe Generale SA, 0.35%, 4/05/16 (Purchased on 3/31/16 to be repurchased at $2,000,097, collateralized by various U.S. Treasury Obligations, 0.00% to 2.88%, due 4/28/16 to 5/15/43, original par and fair values of $1,980,900 and $2,040,074, respectively) (c)	$2,000	$2,000,000
Total Value of Societe Generale SA (collateral value of $15,381,742)		15,080,000

Repurchase Agreements	Par (000)	Value
TD Securities (USA) LLC, 0.30%, 4/01/16 (Purchased on 3/31/16 to be repurchased at $15,000,125, collateralized by various U.S. Treasury Obligations, 0.00% to 2.25%, due 4/28/16 to 11/15/24, original par and fair values of $14,768,800 and $15,300,045, respectively)	$15,000	$15,000,000
Total Value of TD Securities (USA) LLC (collateral value of $15,300,045)		15,000,000
Total Repurchase Agreements (Cost — $147,080,000) — 37.4%		147,080,000
Total Investments (Cost — $392,770,307*) — 99.8%		392,770,307
Other Assets Less Liabilities — 0.2%		612,048

Net Assets — 100.0%		$393,382,355

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Rates are discount rates or a range of discount rates at the time of purchase.

(b)	Variable rate security. Rate as of period end.

(c)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Master LLC’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Master LLC’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Total Investments[1]	—	$392,770,307	—	$392,770,307
[1] See above Schedule of Investments for values in each security type.

The Master LLC may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, cash of $109,696 is categorized as Level 1 within the disclosure hierarchy.

During the year ended March 31, 2016, there were no transfers between levels.

See Notes to Financial Statements.

22	ANNUAL REPORT	MARCH 31, 2016

Schedule of Investments March 31, 2016	Master Treasury LLC (Percentages shown are based on Net Assets)

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bills (a):
0.26% – 0.28%, 4/07/16	$303,285	$303,269,394
0.26% – 0.27%, 4/14/16	22,684	22,681,689
0.27% – 0.28%, 4/21/16	221,090	221,055,119
0.20%, 4/28/16	276,450	276,407,039
0.35% – 0.36%, 5/05/16	65,000	64,978,223
0.30% – 0.32%, 5/12/16	82,900	82,870,449
0.32% – 0.54%, 6/09/16	132,567	132,465,242
0.34% – 0.60%, 6/16/16	81,420	81,353,639
0.30% – 0.52%, 6/23/16	100,000	99,904,917
0.30% – 0.56%, 6/30/16	55,140	55,088,618
0.52%, 7/07/16	35,000	34,950,932
0.47% – 0.51%, 7/14/16	40,000	39,944,000
0.38%, 7/21/16	5,705	5,698,433
0.42% – 0.47%, 8/04/16	39,000	38,938,134
0.46% – 0.47%, 8/25/16	63,000	62,882,296
0.49%, 9/01/16	9,000	8,981,501
0.48%, 9/08/16	25,000	24,946,892

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bills (a) (concluded):
0.52%, 9/15/16	$42,000	$41,900,040
0.48%, 9/29/16	28,000	27,932,761
0.65%, 3/02/17	10,480	10,417,399
U.S. Treasury Notes:
0.25%, 4/15/16	30,000	29,998,111
0.38% – 3.25%, 5/31/16	148,120	148,696,161
0.50% – 3.25%, 7/31/16	25,295	25,468,022
0.35%, 10/31/16 (b)	29,723	29,717,860
0.38%, 1/31/17 (b)	15,013	15,013,255
0.37%, 4/30/17 (b)	57,065	57,043,108
0.38%, 7/31/17 (b)	40,000	39,971,933
0.47%, 10/31/17 (b)	27,527	27,491,929
0.57%, 1/31/18 (b)	50,445	50,451,155
Total Investments (Cost — $2,060,518,251*) — 99.9%		2,060,518,251
Other Assets Less Liabilities — 0.1%		3,026,847

Net Assets — 100.0%		$2,063,545,098

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Rates are discount rates or a range of discount rates at the time of purchase.

(b)	Variable rate security. Rate as of period end.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Master LLC’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Master LLC’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Obligations	—	$2,060,518,251	—	$2,060,518,251

The Master LLC may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, cash of $572,883 is classified as Level 1 within the disclosure hierarchy.

During the year ended March 31, 2016, there were no transfers between levels.

See Notes to Financial Statements.

ANNUAL REPORT	MARCH 31, 2016	23

Statements of Assets and Liabilities

March 31, 2016	Master Government Securities LLC	Master Treasury LLC

Assets
Investments at value — unaffiliated[1]	$245,690,307	$2,060,518,251
Repurchase agreements at value — unaffiliated[2]	147,080,000	—
Cash	109,696	572,883
Receivables:
Contributions from investors	393,453	1,258,484
Interest	278,068	1,636,447
Prepaid expenses	903	4,926

Total assets	393,552,427	2,063,990,991

Liabilities
Payables:
Investment advisory fees	80,100	297,778
Directors’ fees	3,841	13,009
Other affiliates	981	5,360
Other accrued expenses	85,150	129,746

Total liabilities	170,072	445,893

Net Assets	$393,382,355	$2,063,545,098

Net Assets Consist of
Investors’ capital	$393,382,355	$2,063,545,098

[1] Investments at cost — unaffiliated	$245,690,307	$2,060,518,251
[2] Repurchase agreements at cost — unaffiliated	$147,080,000	—

See Notes to Financial Statements.

24	ANNUAL REPORT	MARCH 31, 2016

Statements of Operations

Year Ended March 31, 2016	Master Government Securities LLC	Master Treasury LLC

Investment Income
Interest	$594,673	$2,409,935

Expenses
Investment advisory	976,017	3,333,124
Professional	58,440	58,327
Custodian	46,605	58,278
Accounting services	32,486	137,856
Directors	16,368	53,859
Printing	3,742	6,476
Miscellaneous	7,873	16,787

Total expenses	1,141,531	3,664,707
Less:
Fees waived by the Manager	(757,293)	(2,312,403)
Expenses reimbursed by the Manager	(588)	(938)

Total expenses after fees waived and/or reimbursed	383,650	1,351,366

Net investment income	211,023	1,058,569

Realized Gain
Net realized gain from investments	47,069	128,221

Net Increase in Net Assets Resulting from Operations	$258,092	$1,186,790

Statements of Changes in Net Assets

	Master Government Securities LLC		Master Treasury LLC
	Year Ended March 31,		Year Ended March 31,
Increase (Decrease) in Net Assets:	2016	2015	2016	2015

Operations
Net investment income	$211,023	$126,856	$1,058,569	$422,667
Net realized gain	47,069	17,400	128,221	67,075

Net increase in net assets resulting from operations	258,092	144,256	1,186,790	489,742

Capital Transactions
Proceeds from contributions	2,513,503,243	3,021,057,792	8,659,889,310	7,988,911,024
Value of withdrawals	(2,534,835,371)	(3,246,909,425)	(8,556,078,127)	(7,905,358,754)

Net increase (decrease) in net assets derived from capital transactions	(21,332,128)	(225,851,633)	103,811,183	83,552,270

Net Assets
Total increase (decrease) in net assets	(21,074,036)	(225,707,377)	104,997,973	84,042,012
Beginning of year	414,456,391	640,163,768	1,958,547,125	1,874,505,113

End of year	$393,382,355	$414,456,391	$2,063,545,098	$1,958,547,125

See Notes to Financial Statements.

ANNUAL REPORT	MARCH 31, 2016	25

Financial Highlights	Master Government Securities LLC

	Year Ended March 31,
	2016	2015	2014	2013	2012

Total Return
Total return	0.06%	0.02%	0.04%	0.06%	0.04%

Ratios to Average Net Assets
Total expenses	0.29%	0.28%	0.27%	0.27%	0.27%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.10%	0.04%	0.04%	0.08%	0.03%

Net investment income	0.05%	0.02%	0.03%	0.06%	0.04%

Supplemental Data
Net assets, end of year (000)	$393,382	$414,456	$640,164	$501,499	$743,147

Master Treasury LLC

	Year Ended March 31,
	2016	2015	2014	2013	2012

Total Return
Total Return	0.06%	0.02%	0.03%	0.03%	0.03%

Ratios to Average Net Assets
Total expenses	0.19%	0.19%	0.18%	0.18%	0.17%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.07%	0.02%	0.04%	0.07%	0.02%

Net investment income	0.05%	0.02%	0.03%	0.03%	0.03%

Supplemental Data
Net assets, end of year (000)	$2,063,545	$1,958,547	$1,874,505	$2,488,310	$3,146,576

See Notes to Financial Statements.

26	ANNUAL REPORT	MARCH 31, 2016

Notes to Financial Statements	Master Government Securities LLC and Master Treasury LLC

1. Organization:

Master Government Securities LLC and Master Treasury LLC (collectively the “Master LLCs” or individually a “Master LLC”) are registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and are organized as Delaware limited liability companies. Each Master LLC’s Limited Liability Company Agreement permits the Board of Directors of Master LLC (the “Board”) to issue non-transferable interests, subject to certain limitations.

On July 28, 2015, the Board approved an investment policy in order for the Master LLCs to meet the definition of a “government money market fund” under Rule 2a-7 under the 1940 Act. The Board chose not to subject the Master LLCs to discretionary or default liquidity fees or temporary suspensions of redemptions due to declines in the Master LLCs’ weekly liquid assets. These changes became effective on October 1, 2015.

The Master LLCs, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2. Significant Accounting Policies:

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Master LLC is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Defensive Positions: Investment policies may vary for temporary defensive purposes during periods in which the investment advisor believes that conditions in the securities markets or other economic, financial or political conditions warrant. Under such conditions, a Master LLC may invest up to 100% of its total assets in, U.S. Government securities, certificates of deposit, repurchase agreements that involve purchases of debt securities, bankers’ acceptances and other bank obligations, commercial paper, money market funds and/or other debt securities, or may hold its assets in cash. The investment advisor applies this defensive posture as applicable and is consistent with each Master LLC’s prospectus.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis.

Indemnifications: In the normal course of business, a Master LLC enters into contracts that contain a variety of representations that provide general indemnification. A Master LLC’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Master LLC, which cannot be predicted with any certainty.

Other: Expenses directly related to a Master LLC are charged to that Master LLC. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

The Master LLCs have an arrangement with their custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statements of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges. Effective October 2015, the custodian is imposing fees on certain uninvested cash balances.

3. Investment Valuation and Fair Value Measurements:

Investment Valuation Policies: U.S. GAAP defines fair value as the price the Master LLCs would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Master LLCs’ investments are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 under the 1940 Act. Under this method, investments are valued at cost when purchased and, thereafter, a constant proportionate accretion of discounts and amortization of premiums are recorded until the maturity of the security. Each Master LLC seeks to maintain its net asset value per share at $1.00, although there is no assurance that it will be able to do so on a continuing basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Master LLC has the ability to access

ANNUAL REPORT	MARCH 31, 2016	27

Notes to Financial Statements (continued)	Master Government Securities LLC and Master Treasury LLC

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Master LLC’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Master LLC’s investments has been included in the Schedules of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with each Master LLC’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities.

4. Securities and Other Investments:

Repurchase Agreements: Repurchase agreements are commitments to purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain collateral subject to the agreement and in value no less than the agreed upon repurchase amount. Pursuant to the custodial undertaking associated with a tri-party repo arrangement, an unaffiliated third party custodian maintains accounts to hold collateral for a Master LLC and its counterparties. Typically, a Master LLC and counterparty are not permitted to sell, re-pledge or use the collateral absent a default by the counterparty or a Master LLC, respectively.

In the event the counterparty defaults and the fair value of the collateral declines, a Master LLC could experience losses, delays and costs in liquidating the collateral.

Repurchase agreements are entered into by a Master LLC under Master Repurchase Agreements (each, an “MRA”). The MRA permits a Master LLC, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, a Master LLC receives securities as collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, a Master LLC would recognize a liability with respect to such excess collateral. The liability reflects a Master LLC’s obligation under bankruptcy law to return the excess to the counterparty.

5. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

Investment Advisory

Each Master LLC entered into an Investment Advisory Agreement with the Manager, the Master LLCs’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of each Master LLC’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Master LLC. For such services, each Master LLC pays a monthly fee based on a percentage of each Master LLC’s average daily net assets at the following annual rates:

Average Daily Net Assets	Investment Advisory Fee
First $500 Million	0.250%
$500 Million — $1 Billion	0.175%
Greater than $1 Billion	0.125%

Waivers and Reimbursements

The Manager voluntarily agreed to waive a portion of its investment advisory fees and/or reimburse operating expenses of each Master LLC to enable the feeder funds that invest in the Master LLCs to maintain minimum levels of daily net investment income. These amounts are reported in the

28	ANNUAL REPORT	MARCH 31, 2016

Notes to Financial Statements (concluded)	Master Government Securities LLC and Master Treasury LLC

Statements of Operations as fees waived by the Manager and/or expenses reimbursed by the Manager. The Manager may discontinue the waiver and/or reimbursement at any time.

For the year ended March 31, 2016, the Master LLCs reimbursed the Manager for certain accounting services, which is included in accounting services in the Statements of Operations. The reimbursements were as follows:

Reimbursement To the Manager
Master Government Securities LLC	$3,321
Master Treasury LLC	$20,862

Officers and Directors

Certain officers and/or directors of the Master LLCs are officers and/or directors of BlackRock or its affiliates.

6. Income Tax Information:

The Master LLCs are classified as partnerships for federal income tax purposes. As such, each investor in the Master LLCs is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Master LLCs. Therefore, no federal income tax provision is required. It is intended that the Master LLCs’ assets will be managed so an investor in the Master LLCs can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

Each Master LLC files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Master LLC’s U.S. federal tax returns remains open for each of the four years ended March 31, 2016. The statutes of limitations on each Master LLC’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Master LLCs as of March 31, 2016, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Master LLCs’ financial statements.

7. Principal Risks:

In the normal course of business, the Master LLCs invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer to meet all its obligations, including the ability to pay principal and interest when due (issuer credit risk). The value of securities held by the Master LLCs may decline in response to certain events, including those directly involving the issuers of securities owned by the Master LLCs. Changes arising from the general economy, the overall market and local, regional or global political and/or social instability, as well as currency, interest rate and price fluctuations, may also affect the securities’ value.

On July 23, 2014, the U.S. Securities and Exchange Commission adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The compliance periods for the amendments range between July 2015 and October 2016. The changes may affect a money market fund’s investment strategies, fees and expenses, portfolio and share liquidity and return potential.

Counterparty Credit Risk: Similar to issuer credit risk, the Master LLCs may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Master LLCs manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master LLCs to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master LLCs’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Master LLCs.

8. Subsequent Events:

Management’s evaluation of the impact of all subsequent events on the Master LLCs’ financial statements was completed through the date the financial statements were issued and the following items were noted:

On May 19, 2016, the Board of the Master Government LLC approved a proposal to liquidate the Master LLC. Accordingly, on or about July 15, 2016, (the “Liquidation Date”), all of the assets of the Master LLC will be liquidated completely, the interests of any interestholders on the Liquidation Date will be redeemed and the Master LLC will then be terminated.

ANNUAL REPORT	MARCH 31, 2016	29

Report of Independent Registered Public Accounting Firm	Master Government Securities LLC and Master Treasury LLC

To the Investors and Boards of Directors of Master Government Securities LLC and Master Treasury LLC:

We have audited the accompanying statements of assets and liabilities of Master Government Securities LLC and Master Treasury LLC (the “Master LLCs”), including the schedules of investments, as of March 31, 2016, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Master LLCs’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Master LLCs are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Master LLCs’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2016, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Master Government Securities LLC and Master Treasury LLC as of March 31, 2016, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

The accompanying financial statements have been prepared assuming that the Master LLCs will continue as a going concern. As discussed in Note 8 to the financial statements, the Board of the Master Government Securities LLC approved a proposal to close Master Government Securities LLC to new investors and thereafter to liquidate Master Government Securities LLC. Management’s plans concerning this matter is also discussed in Note 8 to the financial statements. The financial statements do not include any adjustments that might result from the liquidation event.

Deloitte & Touche LLP

Boston, Massachusetts

May 24, 2016

30	ANNUAL REPORT	MARCH 31, 2016

Officers and Directors

Name, Address[1] and Year of Birth	Position(s) Held with the Funds/ Master LLCs	Length of Time Served as a Director[3]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Investment Company Directorships During Past Five Years
Independent Directors[2]
Rodney D. Johnson 1941	Chair of the Board and Director	Since 2007	President, Fairmount Capital Advisors, Inc. from 1987 to 2013; Member of the Archdiocesan Investment Committee of the Archdiocese of Philadelphia from 2004 to 2012; Director, The Committee of Seventy (civic) from 2006 to 2012; Director, Fox Chase Cancer Center from 2004 to 2011.	33 RICs consisting of 156 Portfolios	None
David O. Beim 1940	Director	Since 2007	Professor of Professional Practice at the Columbia University Graduate School of Business since 1991; Trustee, Phillips Exeter Academy from 2002 to 2012; Chairman, Wave Hill, Inc. (public garden and cultural center) from 1990 to 2006.	33 RICs consisting of 156 Portfolios	None
Susan J. Carter 1956	Director	Since 2016	Director, Pacific Pension Institute since 2014; Advisory Board Member, Center for Private Equity and Entrepreneurship at Tuck School of Business since 1997; Senior Advisor, Commonfund Capital, Inc. (“CCI”) (investment adviser) in 2015; Chief Executive Officer, CCI from 2013 to 2014; President & Chief Executive Officer, CCI from 1997 to 2013; Advisory Board Member, Girls Who Invest since 2015; Advisory Board Member, Bridges Ventures since 2016.	33 RICs consisting of 156 Portfolios	None
Collette Chilton 1958	Director	Since 2015	Chief Investment Officer, Williams College since 2006; Chief Investment Officer, Lucent Asset Management Corporation from 1998 to 2006.	33 RICs consisting of 156 Portfolios	None
Neil A. Cotty 1954	Director	Since 2016	Bank of America Corporation from 1996 to 2015, serving in various senior finance leadership roles, including Chief Accounting Officer, from 2009 to 2015, Chief Financial Officer of Global Banking, Markets and Wealth Management from 2008 to 2009, Chief Accounting Officer from 2004 to 2008, Chief Financial Officer of Consumer Bank from 2003 to 2004, Chief Financial Officer of Global Corporate Investment Bank from 1999 to 2002.	33 RICs consisting of 156 Portfolios	None
Dr. Matina S. Horner 1939	Director	Since 2007	Executive Vice President, Teachers Insurance and Annuity Association and College Retirement Equities Fund from 1989 to 2003.	33 RICs consisting of 156 Portfolios	NSTAR (electric and gas utility)
Cynthia A. Montgomery 1952	Director	Since 2007	Professor, Harvard Business School since 1989; Director, McLean Hospital from 2005 to 2012; Director, Harvard Business School Publishing from 2005 to 2010.	33 RICs consisting of 156 Portfolios	Newell Rubbermaid, Inc. (manufacturing)
Joseph P. Platt 1947	Director	Since 2007	Director, Jones and Brown (Canadian insurance broker) since 1998; General Partner, Thorn Partners, LP (private investments) since 1998; Director, WQED Multi-Media (public broadcasting not-for-profit) since 2001; Director, The West Penn Allegheny Health System (a not-for-profit health system) from 2008 to 2013; Partner, Amarna Corporation, LLC (private investment company) from 2002 to 2008.	33 RICs consisting of 156 Portfolios	Greenlight Capital Re, Ltd. (reinsurance company)
Robert C. Robb, Jr. 1945	Director	Since 2007	Partner, Lewis, Eckert, Robb and Company (management and financial consulting firm) since 1981 and principal since 2010.	33 RICs consisting of 156 Portfolios	None
Mark Stalnecker 1951	Director	Since 2015	Chief Investment Officer, University of Delaware from 1999 to 2013; Trustee, Winterthur Museum and Country Estate since 2001; Member of the Investment Committee, Delaware Public Employees’ Retirement System since 2002; Member of the Investment Committee, Christiana Care Health System since 2009; Member of the Investment Committee, Delaware Community Foundation from 2013 to 2014.	33 RICs consisting of 156 Portfolios	None

ANNUAL REPORT	MARCH 31, 2016	31

Officers and Directors (continued)

Name, Address[1] and Year of Birth	Position(s) Held with the Funds/ Master LLCs	Length of Time Served as a Director[3]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Investment Company Directorships During Past Five Years
Independent Directors[2] (concluded)
Kenneth L. Urish 1951	Director	Since 2007	Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants) since 1976; Immediate past- Chairman of the Professional Ethics Committee of the Pennsylvania Institute of Certified Public Accountants and Committee Member thereof since 2007; Member of External Advisory Board, The Pennsylvania State University Accounting Department since 2001; Principal, UP Strategic Wealth Investment Advisors, LLC since 2013; Trustee, The Holy Family Institute from 2001 to 2010; President and Trustee, Pittsburgh Catholic Publishing Associates from 2003 to 2008; Director, Inter-Tel from 2006 to 2007.	33 RICs consisting of 156 Portfolios	None
Claire A. Walton 1957	Director	Since 2016	Chief Operating Officer and Chief Financial Officer of Liberty Square Asset Management, LP from 1998 to 2015; General Partner of Neon Liberty Capital Management, LLC since 2003; Director, Boston Hedge Fund Group since 2009; Director, Woodstock Ski Runners since 2013; Director, Massachusetts Council on Economic Education from 2013 to 2015.	33 RICs consisting of 156 Portfolios	None
Frederick W. Winter 1945	Director	Since 2007	Director, Alkon Corporation (pneumatics) since 1992; Dean Emeritus of the Joseph M. Katz School of Business, University of Pittsburgh, Dean and Professor from 1997 to 2005, Professor until 2013.	33 RICs consisting of 156 Portfolios	None
[1] The address of each Director is c/o BlackRock, Inc., 55 East 52nd Street, New York, NY 10055.

[2]    Independent Directors serve until their resignation, retirement, removal or death, or until December 31 of the year in which they turn 75. The Board has determined to extend the terms of Independent Directors on a case-by-case basis, as appropriate. The Board has unanimously approved extending the mandatory retirement age for David O. Beim and Dr. Matina S. Horner until December 31, 2016, which the Board believes is in the best interests of shareholders of the Funds/Master LLCs.

[3]    Date shown is the earliest date a person has served for the Funds/Master LLCs. Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. (“BlackRock”) in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. As a result, although the chart shows certain Independent Directors as joining the Funds’/Master LLCs’ board in 2007, those Independent Directors first became members of the boards of other legacy MLIM or legacy BlackRock funds as follows: Dr. Matina S. Horner, 2004; Rodney D. Johnson, 1995; Cynthia A. Montgomery, 1994; Joseph P. Platt, 1999; Robert C. Robb, Jr., 1999; Kenneth L. Urish, 1999; and Frederick W. Winter, 1999.

Interested Directors[4]
Barbara G. Novick 1960	Director	Since 2015	Vice Chairman of BlackRock since 2006; Chair of BlackRock’s Government Relations Steering Committee since 2009; Head of the Global Client Group of BlackRock from 1988 to 2008.	108 RICs consisting of 231 Portfolios	None
John M. Perlowski 1964	Director, President, and Chief Executive Officer	Since 2015 (Director); Since 2010 (President and Chief Executive Officer)	Managing Director of BlackRock since 2009; Head of BlackRock Global Fund Services since 2009; Managing Director and Chief Operating Officer of the Global Product Group at Goldman Sachs Asset Management, L.P. from 2003 to 2009; Treasurer of Goldman Sachs Mutual Funds from 2003 to 2009 and Senior Vice President thereof from 2007 to 2009; Director of Goldman Sachs Offshore Funds from 2002 to 2009; Director of Family Resource Network (charitable foundation) since 2009.	136 RICs consisting of 329 Portfolios	None
[4] Mr. Perlowski and Ms. Novick are both “interested persons,” as defined in the 1940 Act, of the Funds/Master LLCs based on their positions with BlackRock and its affiliates.

32	ANNUAL REPORT	MARCH 31, 2016

Officers and Directors (concluded)

Name, Address[1] and Year of Birth	Position(s) Held with the Funds/ Master LLCs	Length of Time Served as an Officer	Principal Occupation(s) During Past Five Years
Officers[2]
John M. Perlowski 1964	Director, President and Chief Executive Officer	Since 2015 (Director); Since 2010 (President and Chief Executive Officer)	See Principal Occupations During Past Five Years under Interested Directors for details.
Richard Hoerner, CFA 1958	Vice President	Since 2009	Managing Director of BlackRock since 2000; Head of the Global Cash Group since 2013; Co-head of the Global Cash and Securities Lending Group from 2010 to 2013; Member of the Cash Management Group Executive Committee since 2005.
Jennifer McGovern 1977	Vice President	Since 2014	Managing Director of BlackRock since 2016; Director of BlackRock since 2011 to 2015; Head of Product Structure and Oversight for BlackRock’s U.S. Wealth Advisory Group since 2013; Vice President of BlackRock from 2008 to 2010.
Neal Andrews 1966	Chief Financial Officer	Since 2007	Managing Director of BlackRock since 2006; Senior Vice President and Line of Business Head of Fund Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. from 1992 to 2006.
Jay Fife 1970	Treasurer	Since 2007	Managing Director of BlackRock since 2007; Director of BlackRock in 2006; Assistant Treasurer of the MLIM and Fund Asset Management, L.P. advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.
Charles Park 1967	Chief Compliance Officer	Since 2014	Anti-Money Laundering Compliance Officer for the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex from 2014 to 2015; Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex since 2014; Principal of and Chief Compliance Officer for iShares® Delaware Trust Sponsor LLC since 2012 and BlackRock Fund Advisors (“BFA”) since 2006; Chief Compliance Officer for the BFA-advised iShares exchange traded funds since 2006; Chief Compliance Officer for BlackRock Asset Management International Inc. since 2012.
Fernanda Piedra 1969	Anti-Money Laundering Compliance Officer	Since 2015	Director of BlackRock since 2014; Anti-Money Laundering Compliance Officer and Regional Head of Financial Crime for the Americas at BlackRock since 2014; Head of Regulatory Changes and Remediation for the Asset Wealth Management Division of Deutsche Bank from 2010 to 2014; Vice President of Goldman Sachs (Anti-Money Laundering/Suspicious Activities Group) from 2004 to 2010.
Benjamin Archibald 1975	Secretary	Since 2012	Managing Director of BlackRock since 2014; Director of BlackRock from 2010 to 2013; Secretary of the iShares exchange traded funds since 2015; Secretary of the BlackRock-advised mutual funds since 2012.
[1] The address of each Officer is c/o BlackRock, Inc., 55 East 52nd Street, New York, NY 10055.
[2] Officers of the Funds/Master LLCs serve at the pleasure of the Board.
Further information about the Corporation’s Officers and Directors is available in the Funds’/Master LLCs’ Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762

Effective December 31, 2015, Herbert I. London and Toby Rosenblatt retired as Directors of the Funds/Master LLCs.

Effective February 5, 2016, Frank J. Fabozzi resigned as a Director of the Funds/Master LLCs.

Effective February 8, 2016, Susan J. Carter, Neil A. Cotty and Claire A. Walton were elected to serve as Directors of the Funds/Master LLCs.

Investment Advisor and Administrator BlackRock Advisors, LLC Wilmington, DE 19809	Accounting Agent and Custodian State Street Bank and Trust Company Boston, MA 02110	Transfer Agent Financial Data Services, Inc. Jacksonville, FL 32246	Independent Registered Public Accounting Firm Deloitte & Touche LLP Boston, MA 02116	Address of the Funds 100 Bellevue Parkway Wilmington, DE 19809

		Distributor BlackRock Investments, LLC New York, NY 10022	Legal Counsel Sidley Austin LLP New York, NY 10019

ANNUAL REPORT	MARCH 31, 2016	33

Additional Information

Proxy Results

A Special Meeting of Shareholders was held on February 8, 2016 for shareholders of record on December 11, 2015, to elect a Board of Directors of the Master LLCs and the Funds.

Approved the Directors as follows:

	David O. Beim		Susan J. Carter		Collette Chilton
	Votes For	Votes Withheld	Votes For	Votes Withheld	Votes For	Votes Withheld
Master Government Securities LLC	343,323,943	2,793,784	343,327,051	2,790,676	343,323,943	2,793,784
Master Treasury LLC	1,939,245,832	1,038,635	1,938,829,047	1,455,420	1,939,956,646	327,821
BBIF Government Securities Fund	158,811,361	186,378	158,811,361	186,378	158,811,361	186,378
BBIF Treasury Fund	832,833,050	—	832,833,050	—	832,833,050	—
	Neil A. Cotty		Matina S. Horner		Rodney D. Johnson
	Votes For	Votes Withheld	Votes For	Votes Withheld	Votes For	Votes Withheld
Master Government Securities LLC	343,327,051	2,790,676	343,327,051	2,790,676	343,242,700	2,875,027
Master Treasury LLC	1,938,343,388	1,941,079	1,937,014,855	3,269,612	1,939,245,832	1,038,635
BBIF Government Securities Fund	158,811,361	186,378	158,811,361	186,378	158,729,885	267,854
BBIF Treasury Fund	832,833,050	—	832,833,050	—	832,833,050	—
	Cynthia A. Montgomery		Joseph P. Platt		Robert C. Robb, Jr.
	Votes For	Votes Withheld	Votes For	Votes Withheld	Votes For	Votes Withheld
Master Government Securities LLC	343,242,700	2,875,027	343,323,943	2,793,784	343,327,051	2,790,676
Master Treasury LLC	1,939,956,646	327,821	1,939,470,986	813,481	1,939,470,986	813,481
BBIF Government Securities Fund	158,729,885	267,854	158,811,361	186,378	158,811,361	186,378
BBIF Treasury Fund	832,833,050	—	832,833,050	—	832,833,050	—
	Mark Stalnecker		Kenneth L. Urish		Claire A. Walton
	Votes For	Votes Withheld	Votes For	Votes Withheld	Votes For	Votes Withheld
Master Government Securities LLC	343,323,943	2,793,784	343,242,700	2,875,027	343,323,943	2,793,784
Master Treasury LLC	1,939,470,986	813,481	1,939,470,986	813,481	1,938,829,047	1,455,420
BBIF Government Securities Fund	158,811,361	186,378	158,729,885	267,854	158,811,361	186,378
BBIF Treasury Fund	832,833,050	—	832,833,050	—	832,833,050	—
	Frederick W. Winter		Barbara G. Novick		John M. Perlowski
	Votes For	Votes Withheld	Votes For	Votes Withheld	Votes For	Votes Withheld
Master Government Securities LLC	343,245,808	2,871,919	343,323,943	2,793,784	343,323,943	2,793,784
Master Treasury LLC	1,938,343,388	1,941,079	1,939,956,646	327,821	1,939,470,986	813,481
BBIF Government Securities Fund	158,729,885	267,854	158,811,361	186,378	158,811,361	186,378
BBIF Treasury Fund	832,833,050	—	832,833,050	—	832,833,050	—

34	ANNUAL REPORT	MARCH 31, 2016

Additional Information (continued)

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program. Electronic copies of shareholder reports and prospectuses are available on BlackRock’s website.

To enroll in electronic delivery:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Transfer Agent at (800) 221-7210.

Availability of Quarterly Schedule of Investments

The Funds/Master LLCs file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’/Master LLCs’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Funds’/Master LLCs’ Forms N-Q may also be obtained upon request and without charge by calling (800) 626-1960.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds/Master LLCs use to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 626-1960; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds/Master LLCs voted proxies relating to securities held in the Funds’/Master LLCs’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com; or by calling (800) 626-1960 and (2) on the SEC’s website at http://www.sec.gov.

ANNUAL REPORT	MARCH 31, 2016	35

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

36	ANNUAL REPORT	MARCH 31, 2016

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectuses. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund. Performance data quoted represents past performance and does not guarantee future results. Total return information assumes reinvestment of all distributions. Current performance may be higher or lower than the performance data quoted. For current month-end performance information, call (800) 626-1960. Each Fund’s current 7-day yield more closely reflects the current earnings of a Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.

BBIFGOVTR-3/16-AR

Item 2 –	Code of Ethics – Each registrant (or “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes. During the period covered by this report, there have been no waivers granted under the code of ethics. Each registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, by calling 1-800-441-7762.

Item 3 –	Audit Committee Financial Expert – Each registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial expert serving on its audit committee and (ii) each audit committee financial expert is independent:

Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4 –	Principal Accountant Fees and Services

The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Funds:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BBIF Treasury Fund	$7,363	$7,363	$0	$0	$9,792	$9,792	$0	$0
Master Treasury LLC	$25,663	$25,663	$0	$0	$13,260	$13,260	$0	$0

The following table presents fees billed by D&T that were required to be approved by each registrant’s audit committee (each a “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (“Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Fund Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$2,129,000	$2,391,000

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.

2 The nature of the services includes tax compliance, tax advice and tax planning.

3 Aggregate fees borne by BlackRock in connection with the review of compliance procedures and attestation thereto performed by D&T with respect to all of the registered closed-end funds and some of the registered open-end funds advised by BlackRock.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

Each Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval

2

by the registrant’s Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Fund Service Providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrants which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the registrant’s Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by either Committee pursuant to the de minimus exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Fund Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BBIF Treasury Fund	$9,792	$9,792
Master Treasury LLC	$13,260	$13,260

Additionally, SSAE 16 Review (Formerly, SAS No. 70) fees for the current and previous fiscal years of $2,129,000 and $2,391,000, respectively, were billed by D&T to the Investment Adviser.

(h) Each Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Fund Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments
(a) The registrants’ Schedules of Investments are included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

3

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) – The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

(b) – There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 12 –	Exhibits attached hereto

(a)(1) – Code of Ethics – See Item 2

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(b) – Certifications – Attached hereto

4

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BBIF Treasury Fund and Master Treasury LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BBIF Treasury Fund and Master Treasury LLC

Date: June 2, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BBIF Treasury Fund and Master Treasury LLC

Date: June 2, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BBIF Treasury Fund and Master Treasury LLC

Date: June 2, 2016

5